Income Taxes- Income Before Income Taxes and Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic, Income before income taxes	$ 1,043	$ 824	$ 623
Foreign, Income before income taxes	986	829	784
Income before income tax expense	2,029	1,653	1,407
Federal, Current tax expense	258	250	151
State, Current tax expense	5	46	61
Foreign, Current tax expense	203	170	169
Current tax expense	466	466	381
Federal, Deferred tax expense (benefit)	65	(7)	39
State, Deferred tax expense (benefit)	76	(40)	(20)
Foreign, Deferred tax expense (benefit)	(27)	(61)	2
Deferred tax expense (benefit)	114	(108)	21
Total income tax expense	$ 580	$ 358	$ 402